John Hancock
Multimanager Lifetime Portfolios
Quarterly portfolio holdings 5/31/2021

Portfolios' investments
Subadvisors of Affiliated Underlying Funds
Allianz Global Investors U.S. LLC	(Allianz)
Axiom International Investors LLC	(Axiom)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, L.P.	(First Quadrant)
Jennison Associates LLC	(Jennison)
Manulife Investment Management (North America) Limited	(MIM NA)
Manulife Investment Management (US) LLC	(MIM US)
Redwood Investment Management, LLC	(Redwood)
Stone Harbor Investment Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
MULTIMANAGER 2065 LIFETIME PORTFOLIO

As of 5-31-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 95.4%
Equity - 89.3%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	7,964	$475,370
Capital Appreciation, Class NAV, JHF II (Jennison)	14,039	294,821
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	20,391	244,084
Disciplined Value, Class NAV, JHF III (Boston Partners)	13,946	357,852
Disciplined Value International, Class NAV, JHIT (Boston Partners)	21,233	314,673
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	34,392	527,913
Equity Income, Class NAV, JHF II (T. Rowe Price)	24,093	540,655
Financial Industries, Class NAV, JHIT II (MIM US) (B)	4,784	108,211
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	3,737	274,725
International Dynamic Growth, Class NAV, JHIT (Axiom)	3,386	54,415
International Growth, Class NAV, JHF III (Wellington)	5,033	204,087
International Small Company, Class NAV, JHF II (DFA)	14,605	195,267
Mid Cap Stock, Class NAV, JHF II (Wellington)	14,240	388,460
Mid Value, Class NAV, JHF II (T. Rowe Price)	20,208	406,392
Small Cap Growth, Class NAV, JHF II (Redwood)	4,128	104,891
Small Cap Value, Class NAV, JHF II (Wellington)	5,384	133,905
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	182,625	2,638,933
Fixed income - 2.1%
Bond, Class NAV, JHSB (MIM US) (B)	5,051	82,586
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,673	24,885
High Yield, Class NAV, JHBT (MIM US) (B)	10,815	37,312
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	2,394	27,386
Alternative and specialty - 4.0%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	10,124	105,086
Health Sciences, Class NAV, JHF II (T. Rowe Price)	19,004	115,924
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	20,812	107,804

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $7,162,022)		$7,765,637
UNAFFILIATED INVESTMENT COMPANIES - 3.3%
Equity - 3.3%
Fidelity 500 Index Fund	215	31,479
Fidelity Emerging Markets Index Fund	9,719	131,396
Fidelity International Index Fund	1,025	51,551
2	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTIMANAGER 2065 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fidelity Small Cap Index Fund	1,763	$50,802

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $246,438)		$265,228
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.3%
U.S. Government - 1.3%
U.S. Treasury STRIPS, PO, 2.341%, 11/15/2048	$50,000	26,244
U.S. Treasury STRIPS, PO, 2.343%, 02/15/2047	33,000	18,037
U.S. Treasury STRIPS, PO, 2.346%, 05/15/2047	48,000	26,067
U.S. Treasury STRIPS, PO, 2.355%, 05/15/2050	69,000	34,826

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $109,220)		$105,174
SHORT-TERM INVESTMENTS - 1.4%
Short-term funds - 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	115,520	115,520

TOTAL SHORT-TERM INVESTMENTS (Cost $115,520)		$115,520
Total investments (Cost $7,633,200) - 101.4%		$8,251,559
Other assets and liabilities, net - (1.4%)		(114,995)
TOTAL NET ASSETS - 100.0%		$8,136,564
MULTIMANAGER 2060 LIFETIME PORTFOLIO

As of 5-31-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 95.3%
Equity - 89.3%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	195,768	$11,685,368
Capital Appreciation, Class NAV, JHF II (Jennison)	346,660	7,279,858
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	501,252	5,999,983
Disciplined Value, Class NAV, JHF III (Boston Partners)	342,813	8,796,576
Disciplined Value International, Class NAV, JHIT (Boston Partners)	521,942	7,735,178
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	845,405	12,976,964
Equity Income, Class NAV, JHF II (T. Rowe Price)	592,253	13,290,163
Financial Industries, Class NAV, JHIT II (MIM US) (B)	117,595	2,659,993
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	91,868	6,753,181
International Dynamic Growth, Class NAV, JHIT (Axiom)	83,903	1,348,327
International Growth, Class NAV, JHF III (Wellington)	124,276	5,039,412
International Small Company, Class NAV, JHF II (DFA)	359,012	4,799,987
Mid Cap Stock, Class NAV, JHF II (Wellington)	351,727	9,595,106
MULTIMANAGER 2060 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Mid Value, Class NAV, JHF II (T. Rowe Price)	496,756	$9,989,772
Small Cap Growth, Class NAV, JHF II (Redwood)	101,472	2,578,393
Small Cap Value, Class NAV, JHF II (Wellington)	132,352	3,291,591
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	4,489,219	64,869,220
Fixed income - 2.0%
Bond, Class NAV, JHSB (MIM US) (B)	95,011	1,553,422
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	100,287	933,676
High Yield, Class NAV, JHBT (MIM US) (B)	282,831	975,768
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	45,029	515,129
Alternative and specialty - 4.0%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	248,863	2,583,193
Health Sciences, Class NAV, JHF II (T. Rowe Price)	467,146	2,849,592
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	511,582	2,649,993

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $151,728,647)		$190,749,845
UNAFFILIATED INVESTMENT COMPANIES - 3.3%
Equity - 3.3%
Fidelity 500 Index Fund	5,294	773,805
Fidelity Emerging Markets Index Fund	239,580	3,239,118
Fidelity International Index Fund	25,212	1,268,179
Fidelity Small Cap Index Fund	43,467	1,252,295

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $5,145,451)		$6,533,397
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	4,248	2,698

TOTAL COMMON STOCKS (Cost $1,807)		$2,698
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.4%
U.S. Government - 1.4%
U.S. Treasury STRIPS, PO, 2.341%, 11/15/2048	$1,350,600	708,897
U.S. Treasury STRIPS, PO, 2.343%, 02/15/2047	882,600	482,402
U.S. Treasury STRIPS, PO, 2.346%, 05/15/2047	1,307,500	710,063
U.S. Treasury STRIPS, PO, 2.355%, 05/15/2050	1,848,000	932,720

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,078,534)		$2,834,082
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	1,023	1,023
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	3

MULTIMANAGER 2060 LIFETIME PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $1,023)	$1,023
Total investments (Cost $159,955,462) - 100.0%	$200,121,045
Other assets and liabilities, net - 0.0%	181
TOTAL NET ASSETS - 100.0%	$200,121,226
MULTIMANAGER 2055 LIFETIME PORTFOLIO

As of 5-31-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 95.3%
Equity - 89.3%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	345,278	$20,609,670
Capital Appreciation, Class NAV, JHF II (Jennison)	610,045	12,810,946
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	884,066	10,582,267
Disciplined Value, Class NAV, JHF III (Boston Partners)	604,624	15,514,661
Disciplined Value International, Class NAV, JHIT (Boston Partners)	920,719	13,645,061
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,491,054	22,887,679
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,044,567	23,440,073
Financial Industries, Class NAV, JHIT II (MIM US) (B)	207,538	4,694,508
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	162,028	11,910,694
International Dynamic Growth, Class NAV, JHIT (Axiom)	148,429	2,385,261
International Growth, Class NAV, JHF III (Wellington)	219,245	8,890,380
International Small Company, Class NAV, JHF II (DFA)	633,195	8,465,813
Mid Cap Stock, Class NAV, JHF II (Wellington)	619,199	16,891,745
Mid Value, Class NAV, JHF II (T. Rowe Price)	876,137	17,619,121
Small Cap Growth, Class NAV, JHF II (Redwood)	178,967	4,547,553
Small Cap Value, Class NAV, JHF II (Wellington)	233,431	5,805,431
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	7,917,708	114,410,881
Fixed income - 2.0%
Bond, Class NAV, JHSB (MIM US) (B)	160,179	2,618,920
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	183,967	1,712,732
High Yield, Class NAV, JHBT (MIM US) (B)	501,792	1,731,182
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	75,914	868,457
Alternative and specialty - 4.0%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	438,924	4,556,028
MULTIMANAGER 2055 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - (continued)
Health Sciences, Class NAV, JHF II (T. Rowe Price)	823,913	$5,025,871
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	902,285	4,673,834

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $263,678,861)		$336,298,768
UNAFFILIATED INVESTMENT COMPANIES - 3.3%
Equity - 3.3%
Fidelity 500 Index Fund	9,337	1,364,903
Fidelity Emerging Markets Index Fund	425,406	5,751,491
Fidelity International Index Fund	44,488	2,237,727
Fidelity Small Cap Index Fund	77,050	2,219,813

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $9,048,678)		$11,573,934
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	12,063	7,662

TOTAL COMMON STOCKS (Cost $5,131)		$7,662
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.4%
U.S. Government - 1.4%
U.S. Treasury STRIPS, PO, 2.341%, 11/15/2048	$2,397,700	1,258,494
U.S. Treasury STRIPS, PO, 2.343%, 02/15/2047	1,567,100	856,529
U.S. Treasury STRIPS, PO, 2.346%, 05/15/2047	2,320,500	1,260,191
U.S. Treasury STRIPS, PO, 2.355%, 05/15/2050	3,281,000	1,655,983

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $5,453,883)		$5,031,197
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	64,878	64,878

TOTAL SHORT-TERM INVESTMENTS (Cost $64,878)		$64,878
Total investments (Cost $278,251,431) - 100.0%		$352,976,439
Other assets and liabilities, net - (0.0%)		(12,622)
TOTAL NET ASSETS - 100.0%		$352,963,817
MULTIMANAGER 2050 LIFETIME PORTFOLIO

As of 5-31-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 95.3%
Equity - 89.3%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	579,750	$34,605,303
Capital Appreciation, Class NAV, JHF II (Jennison)	1,030,793	21,646,651
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,483,758	17,760,579
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,015,154	26,048,849
4	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,544,963	$22,896,346
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,509,865	38,526,429
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,750,150	39,273,375
Financial Industries, Class NAV, JHIT II (MIM US) (B)	348,451	7,881,959
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	274,204	20,156,727
International Dynamic Growth, Class NAV, JHIT (Axiom)	249,520	4,009,789
International Growth, Class NAV, JHF III (Wellington)	375,346	15,220,261
International Small Company, Class NAV, JHF II (DFA)	1,064,563	14,233,211
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,045,978	28,534,292
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,470,510	29,571,955
Small Cap Growth, Class NAV, JHF II (Redwood)	300,366	7,632,313
Small Cap Value, Class NAV, JHF II (Wellington)	391,775	9,743,453
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	13,370,694	193,206,525
Fixed income - 2.0%
Bond, Class NAV, JHSB (MIM US) (B)	278,013	4,545,519
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	305,543	2,844,606
High Yield, Class NAV, JHBT (MIM US) (B)	821,019	2,832,514
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	131,238	1,501,361
Alternative and specialty - 4.0%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	736,659	7,646,521
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,383,167	8,437,320
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	1,519,237	7,869,649

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $430,429,128)		$566,625,507
UNAFFILIATED INVESTMENT COMPANIES - 3.3%
Equity - 3.3%
Fidelity 500 Index Fund	15,706	2,295,862
Fidelity Emerging Markets Index Fund	714,591	9,661,270
Fidelity International Index Fund	75,119	3,778,476
Fidelity Small Cap Index Fund	128,851	3,712,210

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $15,212,879)		$19,447,818
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	24,454	15,532

TOTAL COMMON STOCKS (Cost $10,402)		$15,532
MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.4%
U.S. Government - 1.4%
U.S. Treasury STRIPS, PO, 2.341%, 11/15/2048	$4,038,000	$2,119,447
U.S. Treasury STRIPS, PO, 2.343%, 02/15/2047	2,640,400	1,443,162
U.S. Treasury STRIPS, PO, 2.346%, 05/15/2047	3,909,400	2,123,073
U.S. Treasury STRIPS, PO, 2.355%, 05/15/2050	5,526,000	2,789,076

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $9,179,761)		$8,474,758
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	189,507	189,507

TOTAL SHORT-TERM INVESTMENTS (Cost $189,507)		$189,507
Total investments (Cost $455,021,677) - 100.0%		$594,753,122
Other assets and liabilities, net - (0.0%)		(15,025)
TOTAL NET ASSETS - 100.0%		$594,738,097
MULTIMANAGER 2045 LIFETIME PORTFOLIO

As of 5-31-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 95.2%
Equity - 89.2%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	967,249	$57,735,088
Capital Appreciation, Class NAV, JHF II (Jennison)	1,704,633	35,797,295
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,493,575	29,848,095
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,706,946	43,800,233
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,604,603	38,600,220
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	4,174,863	64,084,150
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,931,758	65,788,644
Financial Industries, Class NAV, JHIT II (MIM US) (B)	586,643	13,269,866
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	459,832	33,802,278
International Dynamic Growth, Class NAV, JHIT (Axiom)	417,251	6,705,220
International Growth, Class NAV, JHF III (Wellington)	620,357	25,155,493
International Small Company, Class NAV, JHF II (DFA)	1,792,707	23,968,498
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,728,349	47,149,367
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,459,711	49,464,789
Small Cap Growth, Class NAV, JHF II (Redwood)	501,051	12,731,702
Small Cap Value, Class NAV, JHF II (Wellington)	657,927	16,362,636
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	5

MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	22,518,827	$325,397,050
Fixed income - 2.0%
Bond, Class NAV, JHSB (MIM US) (B)	461,152	7,539,837
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	521,342	4,853,696
High Yield, Class NAV, JHBT (MIM US) (B)	1,407,547	4,856,036
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	218,672	2,501,610
Alternative and specialty - 4.0%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	1,230,220	12,769,683
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,316,490	14,130,586
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	2,526,110	13,085,250

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $654,089,910)		$949,397,322
UNAFFILIATED INVESTMENT COMPANIES - 3.3%
Equity - 3.3%
Fidelity 500 Index Fund	26,387	3,857,253
Fidelity Emerging Markets Index Fund	1,183,631	16,002,684
Fidelity International Index Fund	126,673	6,371,671
Fidelity Small Cap Index Fund	215,101	6,197,050

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $25,223,496)		$32,428,658
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	45,339	28,798

TOTAL COMMON STOCKS (Cost $19,285)		$28,798
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.4%
U.S. Government - 1.4%
U.S. Treasury STRIPS, PO, 2.341%, 11/15/2048	$6,750,500	3,543,172
U.S. Treasury STRIPS, PO, 2.343%, 02/15/2047	4,413,200	2,412,120
U.S. Treasury STRIPS, PO, 2.346%, 05/15/2047	6,534,000	3,548,412
U.S. Treasury STRIPS, PO, 2.355%, 05/15/2050	9,238,000	4,662,593

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $15,221,727)		$14,166,297
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	831,481	831,481

TOTAL SHORT-TERM INVESTMENTS (Cost $831,481)		$831,481
Total investments (Cost $695,385,899) - 100.0%		$996,852,556
Other assets and liabilities, net - (0.0%)		(74,801)
TOTAL NET ASSETS - 100.0%		$996,777,755
MULTIMANAGER 2040 LIFETIME PORTFOLIO

As of 5-31-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.3%
Equity - 83.2%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	981,061	$58,559,545
Capital Appreciation, Class NAV, JHF II (Jennison)	1,698,683	35,672,335
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,815,491	21,731,426
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,698,070	43,572,468
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,599,111	38,518,830
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	4,145,242	63,629,471
Equity Income, Class NAV, JHF II (T. Rowe Price)	3,034,092	68,085,024
Financial Industries, Class NAV, JHIT II (MIM US) (B)	627,810	14,201,073
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	389,831	5,442,037
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	491,357	36,119,638
Global Equity, Class NAV, JHF II (MIM US) (B)	363,296	5,365,883
International Dynamic Growth, Class NAV, JHIT (Axiom)	305,708	4,912,728
International Growth, Class NAV, JHF III (Wellington)	653,910	26,516,048
International Small Company, Class NAV, JHF II (DFA)	1,878,104	25,110,250
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,679,775	45,824,257
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,413,293	48,531,330
Small Cap Growth, Class NAV, JHF II (Redwood)	486,512	12,362,278
Small Cap Value, Class NAV, JHF II (Wellington)	661,149	16,442,773
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	23,059,407	333,208,427
Fixed income - 5.1%
Bond, Class NAV, JHSB (MIM US) (B)	1,156,797	18,913,627
Core Bond, Class NAV, JHF II (Wells Capital)	596,413	7,753,364
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,174,443	10,934,061
High Yield, Class NAV, JHBT (MIM US) (B)	3,329,712	11,487,506
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	552,467	6,320,224
Alternative and specialty - 5.0%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	1,586,504	16,467,915
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	1,050,944	11,728,539
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,430,878	14,828,355
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	2,143,180	11,101,671

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $705,481,858)		$1,013,341,083
6	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES - 3.6%
Equity - 3.6%
Fidelity 500 Index Fund	45,777	$6,691,740
Fidelity Emerging Markets Index Fund	1,025,235	13,861,181
Fidelity International Index Fund	240,613	12,102,817
Fidelity Small Cap Index Fund	222,847	6,420,224

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $30,654,812)		$39,075,962
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	49,809	31,637

TOTAL COMMON STOCKS (Cost $21,187)		$31,637
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.0%
U.S. Government - 3.0%
U.S. Treasury STRIPS, PO, 2.341%, 11/15/2048	$15,392,600	8,079,199
U.S. Treasury STRIPS, PO, 2.343%, 02/15/2047	10,065,300	5,501,384
U.S. Treasury STRIPS, PO, 2.346%, 05/15/2047	14,898,900	8,091,128
U.S. Treasury STRIPS, PO, 2.355%, 05/15/2050	21,066,000	10,632,407

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $34,984,359)		$32,304,118
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	799,560	799,560

TOTAL SHORT-TERM INVESTMENTS (Cost $799,560)		$799,560
Total investments (Cost $771,941,776) - 100.0%		$1,085,552,360
Other assets and liabilities, net - (0.0%)		(52,028)
TOTAL NET ASSETS - 100.0%		$1,085,500,332
MULTIMANAGER 2035 LIFETIME PORTFOLIO

As of 5-31-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 92.7%
Equity - 75.3%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,056,841	$63,082,850
Capital Appreciation, Class NAV, JHF II (Jennison)	1,807,631	37,960,261
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,368,474	28,350,633
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,777,621	45,613,767
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,707,008	40,117,853
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	4,091,661	62,806,993
Equity Income, Class NAV, JHF II (T. Rowe Price)	3,394,335	76,168,873
MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Financial Industries, Class NAV, JHIT II (MIM US) (B)	584,154	$13,213,573
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	458,111	6,395,228
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	546,017	40,137,689
Global Equity, Class NAV, JHF II (MIM US) (B)	518,933	7,664,642
International Dynamic Growth, Class NAV, JHIT (Axiom)	224,554	3,608,578
International Growth, Class NAV, JHF III (Wellington)	713,574	28,935,411
International Small Company, Class NAV, JHF II (DFA)	2,064,460	27,601,829
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,649,007	44,984,900
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,441,595	49,100,476
Small Cap Growth, Class NAV, JHF II (Redwood)	492,186	12,506,435
Small Cap Value, Class NAV, JHF II (Wellington)	674,075	16,764,241
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	24,506,716	354,122,050
Fixed income - 11.7%
Bond, Class NAV, JHSB (MIM US) (B)	2,871,198	46,944,086
Core Bond, Class NAV, JHF II (Wells Capital)	2,283,694	29,688,020
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,473,902	23,032,023
High Yield, Class NAV, JHBT (MIM US) (B)	8,089,917	27,910,213
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	1,819,034	20,809,753
Alternative and specialty - 5.7%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	1,979,006	20,542,080
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	2,446,389	27,301,701
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,581,696	15,748,347
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	1,814,168	9,397,389

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $838,244,763)		$1,180,509,894
UNAFFILIATED INVESTMENT COMPANIES - 3.2%
Equity - 3.2%
Fidelity 500 Index Fund	33,865	4,950,437
Fidelity Emerging Markets Index Fund	722,984	9,774,737
Fidelity International Index Fund	377,249	18,975,630
Fidelity Small Cap Index Fund	238,637	6,875,143

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $32,022,605)		$40,575,947
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	52,909	33,606

TOTAL COMMON STOCKS (Cost $22,505)		$33,606
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	7

MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.0%
U.S. Government - 4.0%
U.S. Treasury STRIPS, PO, 2.341%, 11/15/2048	$24,582,400	$12,902,701
U.S. Treasury STRIPS, PO, 2.343%, 02/15/2047	16,071,900	8,784,408
U.S. Treasury STRIPS, PO, 2.346%, 05/15/2047	23,795,100	12,922,377
U.S. Treasury STRIPS, PO, 2.355%, 05/15/2050	33,644,000	16,980,761

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $55,862,970)		$51,590,247
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	844,819	844,819

TOTAL SHORT-TERM INVESTMENTS (Cost $844,819)		$844,819
Total investments (Cost $926,997,662) - 100.0%		$1,273,554,513
Other assets and liabilities, net - (0.0%)		(53,740)
TOTAL NET ASSETS - 100.0%		$1,273,500,773
MULTIMANAGER 2030 LIFETIME PORTFOLIO

As of 5-31-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 92.1%
Equity - 65.8%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	943,640	$56,325,871
Capital Appreciation, Class NAV, JHF II (Jennison)	1,506,362	31,633,606
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,603,520	43,134,130
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,571,907	40,335,136
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,560,994	37,953,924
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	3,639,450	55,865,557
Equity Income, Class NAV, JHF II (T. Rowe Price)	3,050,344	68,449,710
Financial Industries, Class NAV, JHIT II (MIM US) (B)	615,432	13,921,072
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,153,987	16,109,652
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	513,258	37,729,563
Global Equity, Class NAV, JHF II (MIM US) (B)	1,187,343	17,537,051
International Dynamic Growth, Class NAV, JHIT (Axiom)	293,309	4,713,483
International Growth, Class NAV, JHF III (Wellington)	660,501	26,783,328
International Small Company, Class NAV, JHF II (DFA)	2,104,935	28,142,979
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,534,198	41,852,926
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,259,493	45,438,402
MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Small Cap Growth, Class NAV, JHF II (Redwood)	480,113	$12,199,674
Small Cap Value, Class NAV, JHF II (Wellington)	599,869	14,918,737
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	24,578,958	355,165,948
Fixed income - 19.4%
Bond, Class NAV, JHSB (MIM US) (B)	4,841,704	79,161,863
Core Bond, Class NAV, JHF II (Wells Capital)	4,873,869	63,360,303
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	4,357,040	40,564,042
High Yield, Class NAV, JHBT (MIM US) (B)	13,026,520	44,941,493
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	4,591,555	52,527,388
Alternative and specialty - 6.9%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	2,371,167	24,612,710
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	4,149,854	46,312,376
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,978,525	18,169,000
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	1,902,594	9,855,435

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $973,184,899)		$1,327,715,359
UNAFFILIATED INVESTMENT COMPANIES - 2.6%
Equity - 2.6%
Fidelity Emerging Markets Index Fund	524,030	7,084,886
Fidelity International Index Fund	486,051	24,448,349
Fidelity Small Cap Index Fund	237,086	6,830,456

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $30,466,991)		$38,363,691
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	59,458	37,765

TOTAL COMMON STOCKS (Cost $25,291)		$37,765
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.2%
U.S. Government - 5.2%
U.S. Treasury STRIPS, PO, 2.341%, 11/15/2048	$35,616,900	18,694,440
U.S. Treasury STRIPS, PO, 2.343%, 02/15/2047	23,289,800	12,729,491
U.S. Treasury STRIPS, PO, 2.346%, 05/15/2047	34,475,400	18,722,515
U.S. Treasury STRIPS, PO, 2.355%, 05/15/2050	48,747,000	24,603,530

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $80,891,983)		$74,749,976
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	1,001,043	1,001,043
8	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $1,001,043)	$1,001,043
Total investments (Cost $1,085,570,207) - 100.0%	$1,441,867,834
Other assets and liabilities, net - (0.0%)	(49,590)
TOTAL NET ASSETS - 100.0%	$1,441,818,244
MULTIMANAGER 2025 LIFETIME PORTFOLIO

As of 5-31-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.3%
Equity - 54.8%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	573,316	$34,221,216
Capital Appreciation, Class NAV, JHF II (Jennison)	846,281	17,771,895
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	4,347,532	52,039,960
Disciplined Value, Class NAV, JHF III (Boston Partners)	979,796	25,141,572
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,061,281	30,548,183
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,287,233	35,109,024
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,953,652	43,839,957
Financial Industries, Class NAV, JHIT II (MIM US) (B)	460,896	10,425,477
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,520,327	21,223,764
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	348,708	25,633,494
Global Equity, Class NAV, JHF II (MIM US) (B)	1,520,304	22,454,886
International Dynamic Growth, Class NAV, JHIT (Axiom)	261,871	4,208,267
International Growth, Class NAV, JHF III (Wellington)	516,787	20,955,707
International Small Company, Class NAV, JHF II (DFA)	1,647,382	22,025,492
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,109,633	30,270,775
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,649,368	33,168,782
Small Cap Growth, Class NAV, JHF II (Redwood)	347,445	8,828,570
Small Cap Value, Class NAV, JHF II (Wellington)	455,904	11,338,342
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	18,889,648	272,955,418
Fixed income - 28.6%
Bond, Class NAV, JHSB (MIM US) (B)	5,259,081	85,985,978
Core Bond, Class NAV, JHF II (Wells Capital)	5,069,209	65,899,716
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	4,719,968	43,942,900
Floating Rate Income, Class NAV, JHF II (Bain Capital)	2,626,341	21,746,100
High Yield, Class NAV, JHBT (MIM US) (B)	12,823,011	44,239,389
MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	3,719,088	$37,414,023
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	6,696,336	76,606,079
Alternative and specialty - 7.9%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	2,269,452	23,556,917
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	5,047,518	56,330,305
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,608,036	15,909,022
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	1,494,711	7,742,606

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $916,497,445)		$1,201,533,816
UNAFFILIATED INVESTMENT COMPANIES - 2.2%
Equity - 2.2%
Fidelity Emerging Markets Index Fund	475,865	6,433,695
Fidelity International Index Fund	350,273	17,618,735
Fidelity Small Cap Index Fund	185,248	5,336,986

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $23,170,133)		$29,389,416
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	43,019	27,324

TOTAL COMMON STOCKS (Cost $18,298)		$27,324
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.4%
U.S. Government - 6.4%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	$3,668,772	3,850,491
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	5,513,449	5,994,062
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	6,673,222	7,278,651
U.S. Treasury STRIPS, PO, 2.341%, 11/15/2048	32,283,100	16,944,610
U.S. Treasury STRIPS, PO, 2.343%, 02/15/2047	21,109,800	11,537,969
U.S. Treasury STRIPS, PO, 2.346%, 05/15/2047	31,248,500	16,970,086
U.S. Treasury STRIPS, PO, 2.355%, 05/15/2050	44,187,000	22,302,012

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $89,715,019)		$84,877,881
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	1,140,795	1,140,795

TOTAL SHORT-TERM INVESTMENTS (Cost $1,140,795)		$1,140,795
Total investments (Cost $1,030,541,690) - 100.0%		$1,316,969,232
Other assets and liabilities, net - (0.0%)		(54,089)
TOTAL NET ASSETS - 100.0%		$1,316,915,143
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	9

MULTIMANAGER 2020 LIFETIME PORTFOLIO

As of 5-31-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.5%
Equity - 41.7%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	130,065	$7,763,591
Capital Appreciation, Class NAV, JHF II (Jennison)	143,127	3,005,676
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,946,523	35,269,885
Disciplined Value, Class NAV, JHF III (Boston Partners)	125,651	3,224,208
Disciplined Value International, Class NAV, JHIT (Boston Partners)	818,654	12,132,456
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	824,708	12,659,263
Equity Income, Class NAV, JHF II (T. Rowe Price)	499,161	11,201,171
Financial Industries, Class NAV, JHIT II (MIM US) (B)	241,862	5,470,921
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	951,013	13,276,142
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	147,494	10,842,258
Global Equity, Class NAV, JHF II (MIM US) (B)	930,221	13,739,365
Global Shareholder Yield, Class NAV, JHF III (Epoch)	527,018	6,571,920
International Dynamic Growth, Class NAV, JHIT (Axiom)	271,299	4,359,782
International Growth, Class NAV, JHF III (Wellington)	136,635	5,540,557
International Small Company, Class NAV, JHF II (DFA)	738,805	9,877,818
Mid Cap Stock, Class NAV, JHF II (Wellington)	456,003	12,439,760
Mid Value, Class NAV, JHF II (T. Rowe Price)	706,160	14,200,882
Small Cap Growth, Class NAV, JHF II (Redwood)	207,084	5,262,002
Small Cap Value, Class NAV, JHF II (Wellington)	243,689	6,060,551
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	8,657,126	125,095,473
Fixed income - 40.6%
Bond, Class NAV, JHSB (MIM US) (B)	4,637,290	75,819,687
Core Bond, Class NAV, JHF II (Wells Capital)	5,067,177	65,873,302
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,546,612	33,018,962
Floating Rate Income, Class NAV, JHF II (Bain Capital)	2,303,813	19,075,569
High Yield, Class NAV, JHBT (MIM US) (B)	9,018,995	31,115,533
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	3,518,316	35,394,259
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	4,308,181	49,285,587
Alternative and specialty - 9.2%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	1,364,110	14,159,458
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	3,833,847	42,785,737
MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - (continued)
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,587,435	$9,683,352
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	763,920	3,957,108

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $562,997,757)		$698,162,235
UNAFFILIATED INVESTMENT COMPANIES - 1.5%
Equity - 1.5%
Fidelity Emerging Markets Index Fund	133,242	1,801,438
Fidelity International Index Fund	190,641	9,589,252

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $9,308,263)		$11,390,690
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	19,966	12,682

TOTAL COMMON STOCKS (Cost $8,493)		$12,682
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.9%
U.S. Government - 6.9%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	$4,471,409	4,692,884
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	6,717,940	7,303,550
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	8,130,074	8,867,676
U.S. Treasury STRIPS, PO, 2.341%, 11/15/2048	15,173,300	7,964,094
U.S. Treasury STRIPS, PO, 2.343%, 02/15/2047	9,921,300	5,422,678
U.S. Treasury STRIPS, PO, 2.346%, 05/15/2047	14,687,400	7,976,269
U.S. Treasury STRIPS, PO, 2.355%, 05/15/2050	20,768,000	10,482,001

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $54,409,857)		$52,709,152
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	822,554	822,554

TOTAL SHORT-TERM INVESTMENTS (Cost $822,554)		$822,554
Total investments (Cost $627,546,924) - 100.0%		$763,097,313
Other assets and liabilities, net - (0.0%)		(41,889)
TOTAL NET ASSETS - 100.0%		$763,055,424
MULTIMANAGER 2015 LIFETIME PORTFOLIO

As of 5-31-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.8%
Equity - 37.0%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	45,689	$2,727,168
Capital Appreciation, Class NAV, JHF II (Jennison)	59,787	1,255,519
10	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,016,814	$12,171,259
Disciplined Value, Class NAV, JHF III (Boston Partners)	47,977	1,231,084
Disciplined Value International, Class NAV, JHIT (Boston Partners)	293,775	4,353,741
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	253,406	3,889,787
Equity Income, Class NAV, JHF II (T. Rowe Price)	187,818	4,214,638
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	332,192	4,637,396
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	46,641	3,428,564
Global Equity, Class NAV, JHF II (MIM US) (B)	338,958	5,006,413
Global Shareholder Yield, Class NAV, JHF III (Epoch)	237,881	2,966,371
International Dynamic Growth, Class NAV, JHIT (Axiom)	76,615	1,231,201
International Growth, Class NAV, JHF III (Wellington)	56,035	2,272,230
International Small Company, Class NAV, JHF II (DFA)	231,248	3,091,780
Mid Cap Stock, Class NAV, JHF II (Wellington)	121,454	3,313,259
Mid Value, Class NAV, JHF II (T. Rowe Price)	197,818	3,978,113
Small Cap Growth, Class NAV, JHF II (Redwood)	61,819	1,570,833
Small Cap Value, Class NAV, JHF II (Wellington)	74,677	1,857,216
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	2,669,279	38,571,076
Fixed income - 47.3%
Bond, Class NAV, JHSB (MIM US) (B)	1,963,542	32,103,916
Core Bond, Class NAV, JHF II (Wells Capital)	2,150,651	27,958,468
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,359,705	12,658,856
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,084,050	8,975,930
High Yield, Class NAV, JHBT (MIM US) (B)	3,407,514	11,755,923
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,717,240	17,275,433
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	1,671,223	19,118,793
Alternative and specialty - 7.5%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	470,635	4,885,193
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	1,404,369	15,672,754

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $208,708,829)		$252,172,914
UNAFFILIATED INVESTMENT COMPANIES - 1.2%
Equity - 1.2%
Fidelity Emerging Markets Index Fund	49,049	663,144
Fidelity International Index Fund	51,877	2,609,405
MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $2,630,350)		$3,272,549
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	5,942	$3,774

TOTAL COMMON STOCKS (Cost $2,528)		$3,774
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.0%
U.S. Government - 7.0%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	$2,388,866	2,507,190
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	3,588,270	3,901,063
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	4,342,874	4,736,882
U.S. Treasury STRIPS, PO, 2.341%, 11/15/2048	3,859,500	2,025,757
U.S. Treasury STRIPS, PO, 2.343%, 02/15/2047	2,523,600	1,379,322
U.S. Treasury STRIPS, PO, 2.346%, 05/15/2047	3,735,300	2,028,525
U.S. Treasury STRIPS, PO, 2.355%, 05/15/2050	5,282,000	2,665,925

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $19,397,667)		$19,244,664
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	67,558	67,558

TOTAL SHORT-TERM INVESTMENTS (Cost $67,558)		$67,558
Total investments (Cost $230,806,932) - 100.0%		$274,761,459
Other assets and liabilities, net - (0.0%)		(27,424)
TOTAL NET ASSETS - 100.0%		$274,734,035
MULTIMANAGER 2010 LIFETIME PORTFOLIO

As of 5-31-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.4%
Equity - 30.4%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	18,546	$1,107,040
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	646,609	7,739,911
Disciplined Value International, Class NAV, JHIT (Boston Partners)	179,297	2,657,188
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	95,557	1,466,796
Equity Income, Class NAV, JHF II (T. Rowe Price)	71,513	1,604,746
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	192,138	2,682,248
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	23,570	1,732,643
Global Equity, Class NAV, JHF II (MIM US) (B)	206,152	3,044,861
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	11

MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Global Shareholder Yield, Class NAV, JHF III (Epoch)	186,422	$2,324,681
International Dynamic Growth, Class NAV, JHIT (Axiom)	22,978	369,251
International Growth, Class NAV, JHF III (Wellington)	43,021	1,744,486
International Small Company, Class NAV, JHF II (DFA)	126,925	1,696,990
Mid Cap Stock, Class NAV, JHF II (Wellington)	49,089	1,339,137
Mid Value, Class NAV, JHF II (T. Rowe Price)	80,965	1,628,208
Small Cap Growth, Class NAV, JHF II (Redwood)	31,531	801,203
Small Cap Value, Class NAV, JHF II (Wellington)	35,252	876,720
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,456,110	21,040,787
Fixed income - 52.9%
Bond, Class NAV, JHSB (MIM US) (B)	1,342,508	21,950,010
Core Bond, Class NAV, JHF II (Wells Capital)	1,545,460	20,090,977
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	916,734	8,534,793
Floating Rate Income, Class NAV, JHF II (Bain Capital)	905,211	7,495,148
High Yield, Class NAV, JHBT (MIM US) (B)	2,279,386	7,863,883
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,445,505	14,541,782
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	1,157,197	13,238,330
Alternative and specialty - 8.1%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	397,832	4,129,491
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	919,797	10,264,931

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $138,385,565)		$161,966,241
UNAFFILIATED INVESTMENT COMPANIES - 1.0%
Equity - 1.0%
Fidelity Emerging Markets Index Fund	31,127	420,832
Fidelity International Index Fund	28,379	1,427,487

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $1,403,178)		$1,848,319
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	2,849	1,810

TOTAL COMMON STOCKS (Cost $1,212)		$1,810
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.6%
U.S. Government - 7.6%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	$2,052,943	2,154,628
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	3,083,052	3,351,805
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	3,731,837	4,070,409
MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury STRIPS, PO, 2.341%, 11/15/2048	1,826,600	$958,738
U.S. Treasury STRIPS, PO, 2.343%, 02/15/2047	1,193,800	652,494
U.S. Treasury STRIPS, PO, 2.346%, 05/15/2047	1,767,600	959,928
U.S. Treasury STRIPS, PO, 2.355%, 05/15/2050	2,499,000	1,261,292

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $13,318,536)		$13,409,294
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	1,025	1,025

TOTAL SHORT-TERM INVESTMENTS (Cost $1,025)		$1,025
Total investments (Cost $153,109,516) - 100.0%		$177,226,689
Other assets and liabilities, net - (0.0%)		(21,382)
TOTAL NET ASSETS - 100.0%		$177,205,307
Percentages are based upon net assets.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHIT II	John Hancock Investment Trust II
JHSB	John Hancock Sovereign Bond Fund
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	The rate shown is the annualized seven-day yield as of 5-31-21.
(E)	Restricted security as to resale.
(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
12	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

Notes to Portfolios' investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and other open-end mutual funds are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the portfolios' Pricing Committee, following procedures established by the Board of Trustees. The portfolios use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of May 31, 2021, by major security category or type:
	Total value at 5-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2065 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$7,765,637	$7,765,637	—	—
Unaffiliated investment companies	265,228	265,228	—	—
U.S. Government and Agency obligations	105,174	—	$105,174	—
Short-term investments	115,520	115,520	—	—
Total investments in securities	$8,251,559	$8,146,385	$105,174	—

Multimanager 2060 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$190,749,845	$190,749,845	—	—
Unaffiliated investment companies	6,533,397	6,533,397	—	—
Common stocks	2,698	—	—	$2,698
U.S. Government and Agency obligations	2,834,082	—	$2,834,082	—
Short-term investments	1,023	1,023	—	—
Total investments in securities	$200,121,045	$197,284,265	$2,834,082	$2,698

|	13

	Total value at 5-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2055 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$336,298,768	$336,298,768	—	—
Unaffiliated investment companies	11,573,934	11,573,934	—	—
Common stocks	7,662	—	—	$7,662
U.S. Government and Agency obligations	5,031,197	—	$5,031,197	—
Short-term investments	64,878	64,878	—	—
Total investments in securities	$352,976,439	$347,937,580	$5,031,197	$7,662

Multimanager 2050 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$566,625,507	$566,625,507	—	—
Unaffiliated investment companies	19,447,818	19,447,818	—	—
Common stocks	15,532	—	—	$15,532
U.S. Government and Agency obligations	8,474,758	—	$8,474,758	—
Short-term investments	189,507	189,507	—	—
Total investments in securities	$594,753,122	$586,262,832	$8,474,758	$15,532

Multimanager 2045 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$949,397,322	$949,397,322	—	—
Unaffiliated investment companies	32,428,658	32,428,658	—	—
Common stocks	28,798	—	—	$28,798
U.S. Government and Agency obligations	14,166,297	—	$14,166,297	—
Short-term investments	831,481	831,481	—	—
Total investments in securities	$996,852,556	$982,657,461	$14,166,297	$28,798

Multimanager 2040 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,013,341,083	$1,013,341,083	—	—
Unaffiliated investment companies	39,075,962	39,075,962	—	—
Common stocks	31,637	—	—	$31,637
U.S. Government and Agency obligations	32,304,118	—	$32,304,118	—
Short-term investments	799,560	799,560	—	—
Total investments in securities	$1,085,552,360	$1,053,216,605	$32,304,118	$31,637

Multimanager 2035 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,180,509,894	$1,180,509,894	—	—
Unaffiliated investment companies	40,575,947	40,575,947	—	—
Common stocks	33,606	—	—	$33,606
U.S. Government and Agency obligations	51,590,247	—	$51,590,247	—
Short-term investments	844,819	844,819	—	—
Total investments in securities	$1,273,554,513	$1,221,930,660	$51,590,247	$33,606

Multimanager 2030 Lifetime Portfolio
Investments in securities:
14	|

	Total value at 5-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2030 Lifetime Portfolio (continued)
Assets
Affiliated investment companies	$1,327,715,359	$1,327,715,359	—	—
Unaffiliated investment companies	38,363,691	38,363,691	—	—
Common stocks	37,765	—	—	$37,765
U.S. Government and Agency obligations	74,749,976	—	$74,749,976	—
Short-term investments	1,001,043	1,001,043	—	—
Total investments in securities	$1,441,867,834	$1,367,080,093	$74,749,976	$37,765

Multimanager 2025 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,201,533,816	$1,201,533,816	—	—
Unaffiliated investment companies	29,389,416	29,389,416	—	—
Common stocks	27,324	—	—	$27,324
U.S. Government and Agency obligations	84,877,881	—	$84,877,881	—
Short-term investments	1,140,795	1,140,795	—	—
Total investments in securities	$1,316,969,232	$1,232,064,027	$84,877,881	$27,324

Multimanager 2020 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$698,162,235	$698,162,235	—	—
Unaffiliated investment companies	11,390,690	11,390,690	—	—
Common stocks	12,682	—	—	$12,682
U.S. Government and Agency obligations	52,709,152	—	$52,709,152	—
Short-term investments	822,554	822,554	—	—
Total investments in securities	$763,097,313	$710,375,479	$52,709,152	$12,682

Multimanager 2015 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$252,172,914	$252,172,914	—	—
Unaffiliated investment companies	3,272,549	3,272,549	—	—
Common stocks	3,774	—	—	$3,774
U.S. Government and Agency obligations	19,244,664	—	$19,244,664	—
Short-term investments	67,558	67,558	—	—
Total investments in securities	$274,761,459	$255,513,021	$19,244,664	$3,774

Multimanager 2010 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$161,966,241	$161,966,241	—	—
Unaffiliated investment companies	1,848,319	1,848,319	—	—
Common stocks	1,810	—	—	$1,810
U.S. Government and Agency obligations	13,409,294	—	$13,409,294	—
Short-term investments	1,025	1,025	—	—
Total investments in securities	$177,226,689	$163,815,585	$13,409,294	$1,810
|	15

Investment in affiliated underlying funds. The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying funds’ net assets.
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager 2065 Lifetime Portfolio
Absolute Return Currency	10,124	—	$109,261	$(4,427)	$(192)	$444	—	—	$105,086
Blue Chip Growth	7,964	—	524,057	(69,958)	(2,400)	23,671	—	$3,639	475,370
Bond	5,051	—	114,506	(31,104)	(903)	87	$585	83	82,586
Capital Appreciation	14,039	—	328,546	(33,415)	(4,463)	4,153	—	8,162	294,821
Capital Appreciation Value	20,391	—	272,723	(40,982)	(2,835)	15,178	411	5,786	244,084
Disciplined Value	13,946	—	364,274	(59,342)	436	52,484	876	—	357,852
Disciplined Value International	21,233	—	335,853	(53,006)	577	31,249	666	—	314,673
Emerging Markets Debt	2,673	—	34,706	(9,363)	(201)	(257)	470	—	24,885
Emerging Markets Equity	34,392	—	596,513	(83,438)	(6,835)	21,673	637	2,680	527,913
Equity Income	24,093	—	559,230	(91,051)	475	72,001	1,864	468	540,655
Financial Industries	4,784	—	110,611	(17,815)	110	15,305	252	667	108,211
Fundamental Large Cap Core	3,737	—	288,126	(45,553)	654	31,498	246	—	274,725
Health Sciences	19,004	—	128,515	(13,768)	(946)	2,123	—	1,094	115,924
High Yield	10,815	—	64,948	(28,041)	(150)	555	723	—	37,312
International Dynamic Growth	3,386	—	58,996	(9,230)	(594)	5,243	—	463	54,415
International Growth	5,033	—	214,974	(27,394)	(764)	17,271	115	—	204,087
International Small Company	14,605	—	207,203	(32,848)	516	20,396	461	374	195,267
Mid Cap Stock	14,240	—	443,746	(46,401)	(4,763)	(4,122)	—	14,366	388,460
Mid Value	20,208	—	417,215	(66,356)	444	55,089	743	1,382	406,392
Science & Technology	20,812	—	119,300	(12,307)	(1,021)	1,832	31	3,146	107,804
Small Cap Growth	4,128	—	110,484	(12,269)	(204)	6,880	—	681	104,891
16	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Small Cap Value	5,384	—	$135,799	$(20,323)	$(163)	$18,592	$74	—	$133,905
Strategic Equity Allocation	182,625	—	2,849,769	(423,770)	1,000	211,934	6,026	$18,918	2,638,933
Strategic Income Opportunities	2,394	—	41,805	(14,701)	(54)	336	214	—	27,386
					$(22,276)	$603,615	$14,394	$61,909	$7,765,637
Multimanager 2060 Lifetime Portfolio
Absolute Return Currency	248,863	$685,528	$1,956,056	$(45,907)	$4,079	$(16,563)	—	—	$2,583,193
Alternative Risk Premia	—	567,913	—	(566,697)	(110,053)	108,837	—	—	—
Blue Chip Growth	195,768	9,137,745	3,144,345	(1,162,997)	252,242	314,033	—	$471,918	11,685,368
Bond	95,011	546,765	1,575,523	(541,877)	6,942	(33,931)	$25,885	9,687	1,553,422
Capital Appreciation	346,660	5,779,271	2,564,771	(599,112)	162,343	(627,415)	—	1,064,152	7,279,858
Capital Appreciation Value	501,252	4,142,980	1,966,059	(221,418)	(12,724)	125,086	53,034	746,962	5,999,983
Disciplined Value	342,813	5,706,644	1,470,453	(830,393)	24,806	2,425,066	113,037	—	8,796,576
Disciplined Value International	521,942	4,767,970	2,055,765	(695,321)	25,039	1,581,725	86,356	—	7,735,178
Emerging Markets Debt	100,287	772,871	486,957	(335,558)	(5,347)	14,753	27,566	—	933,676
Emerging Markets Equity	845,405	8,947,529	3,264,921	(1,068,169)	243,547	1,589,136	83,014	349,579	12,976,964
Equity Income	592,253	8,391,247	2,836,724	(1,437,330)	(50,348)	3,549,870	161,012	60,454	13,290,163
Financial Industries	117,595	1,834,884	497,993	(382,410)	(4,055)	713,581	32,897	86,896	2,659,993
Fundamental Large Cap Core	91,868	4,739,248	778,672	(130,677)	22,773	1,343,165	31,879	—	6,753,181
Health Sciences	467,146	2,000,904	825,360	(172,846)	31,965	164,209	—	141,791	2,849,592
High Yield	282,831	771,222	601,960	(430,603)	3,484	29,705	34,768	—	975,768
International Dynamic Growth	83,903	934,289	287,109	(82,138)	23,635	185,432	—	60,412	1,348,327
International Growth	124,276	4,024,423	727,008	(698,208)	143,484	842,705	14,846	—	5,039,412
International Small Company	359,012	3,328,287	734,632	(297,641)	26,853	1,007,856	60,329	48,913	4,799,987
Mid Cap Stock	351,727	6,988,094	3,457,982	(692,571)	143,048	(301,447)	—	1,885,565	9,595,106
|	17

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Mid Value	496,756	$6,614,967	$1,951,148	$(1,132,892)	$69,945	$2,486,604	$95,899	$178,386	$9,989,772
Science & Technology	511,582	1,894,963	892,973	(161,700)	7,521	16,236	4,068	412,532	2,649,993
Small Cap Growth	101,472	2,057,107	410,642	(441,913)	144,482	408,075	—	88,997	2,578,393
Small Cap Value	132,352	1,993,733	725,285	(535,846)	(7,647)	1,116,066	9,628	—	3,291,591
Strategic Equity Allocation	4,489,219	45,554,281	11,855,277	(1,470,925)	(10,555)	8,941,142	778,617	2,444,326	64,869,220
Strategic Income Opportunities	45,029	385,874	367,351	(255,355)	14,428	2,831	8,691	—	515,129
					$1,149,887	$25,986,757	$1,621,526	$8,050,570	$190,749,845
Multimanager 2055 Lifetime Portfolio
Absolute Return Currency	438,924	$1,318,639	$3,321,713	$(59,547)	$4,150	$(28,927)	—	—	$4,556,028
Alternative Risk Premia	—	1,191,904	—	(1,189,352)	(237,155)	234,603	—	—	—
Blue Chip Growth	345,278	17,920,156	4,267,576	(2,580,769)	589,046	413,661	—	$881,455	20,609,670
Bond	160,179	1,007,787	2,516,712	(854,156)	13,416	(64,839)	$46,573	17,800	2,618,920
Capital Appreciation	610,045	11,193,007	3,902,624	(1,369,502)	368,430	(1,283,613)	—	1,976,837	12,810,946
Capital Appreciation Value	884,066	8,004,105	2,665,661	(286,641)	(11,581)	210,723	98,630	1,389,166	10,582,267
Disciplined Value	604,624	11,024,479	1,520,708	(1,534,252)	107,526	4,396,200	210,014	—	15,514,661
Disciplined Value International	920,719	9,211,086	2,858,525	(1,370,243)	52,787	2,892,906	160,327	—	13,645,061
Emerging Markets Debt	183,967	1,423,831	752,528	(478,870)	2,116	13,127	50,391	—	1,712,732
Emerging Markets Equity	1,491,054	17,429,076	4,223,589	(2,217,416)	552,744	2,899,686	154,932	652,433	22,887,679
Equity Income	1,044,567	16,210,777	3,181,799	(2,371,384)	32,990	6,385,891	301,013	112,357	23,440,073
Financial Industries	207,538	3,543,489	558,333	(716,770)	13,909	1,295,547	61,269	161,839	4,694,508
Fundamental Large Cap Core	162,028	9,347,386	475,226	(411,733)	98,251	2,401,564	59,363	—	11,910,694
Health Sciences	823,913	3,844,556	1,219,408	(402,424)	69,293	295,038	—	265,692	5,025,871
High Yield	501,792	1,423,831	954,472	(705,840)	(10,123)	68,842	62,744	—	1,731,182
International Dynamic Growth	148,429	1,833,959	427,221	(260,528)	82,766	301,843	—	112,513	2,385,261
18	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Growth	219,245	$7,838,585	$689,214	$(1,467,290)	$315,049	$1,514,822	$27,729	—	$8,890,380
International Small Company	633,195	6,474,514	653,673	(562,267)	64,136	1,835,757	112,156	$90,933	8,465,813
Mid Cap Stock	619,199	13,652,863	5,177,547	(1,727,829)	442,951	(653,787)	—	3,472,132	16,891,745
Mid Value	876,137	12,794,521	2,176,585	(2,030,584)	200,679	4,477,920	178,699	332,407	17,619,121
Science & Technology	902,285	3,739,425	1,354,057	(459,461)	26,436	13,377	7,608	771,553	4,673,834
Small Cap Growth	178,967	3,968,042	472,218	(911,861)	288,767	730,387	—	166,180	4,547,553
Small Cap Value	233,431	3,851,628	903,051	(989,777)	(9,340)	2,049,869	18,009	—	5,805,431
Strategic Equity Allocation	7,917,708	88,869,101	12,477,332	(3,281,203)	68,793	16,276,858	1,450,846	4,554,664	114,410,881
Strategic Income Opportunities	75,914	711,915	522,136	(396,002)	19,802	10,606	15,596	—	868,457
					$3,145,838	$46,688,061	$3,015,899	$14,957,961	$336,298,768
Multimanager 2050 Lifetime Portfolio
Absolute Return Currency	736,659	$2,353,461	$5,495,907	$(161,826)	$18,068	$(59,089)	—	—	$7,646,521
Alternative Risk Premia	—	2,144,292	—	(2,139,700)	(439,432)	434,840	—	—	—
Blue Chip Growth	579,750	32,039,314	3,792,372	(2,784,387)	624,324	933,680	—	$1,517,874	34,605,303
Bond	278,013	1,825,004	4,130,716	(1,323,764)	31,094	(117,531)	$79,613	30,811	4,545,519
Capital Appreciation	1,030,793	20,086,471	5,655,996	(2,478,231)	691,230	(2,308,815)	—	3,432,173	21,646,651
Capital Appreciation Value	1,483,758	14,216,481	3,981,808	(765,972)	(12,547)	340,809	170,070	2,395,370	17,760,579
Disciplined Value	1,015,154	19,530,925	1,581,388	(2,793,449)	205,535	7,524,450	362,281	—	26,048,849
Disciplined Value International	1,544,963	16,310,398	3,991,704	(2,454,194)	71,023	4,977,415	278,534	—	22,896,346
Emerging Markets Debt	305,543	2,558,022	1,224,413	(963,108)	35,589	(10,310)	85,872	—	2,844,606
Emerging Markets Equity	2,509,865	30,816,273	6,582,572	(4,889,068)	1,210,062	4,806,590	268,480	1,130,593	38,526,429
Equity Income	1,750,150	28,622,121	3,952,762	(4,286,496)	86,897	10,898,091	520,328	193,766	39,273,375
Financial Industries	348,451	6,282,948	625,615	(1,251,757)	47,127	2,178,026	106,503	281,321	7,881,959
Fundamental Large Cap Core	274,204	16,604,022	356,134	(1,095,757)	254,312	4,038,016	102,711	—	20,156,727
|	19

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Health Sciences	1,383,167	$6,866,027	$1,792,257	$(863,277)	$153,414	$488,899	—	$458,777	$8,437,320
High Yield	821,019	2,552,566	1,412,831	(1,232,293)	12,117	87,293	$106,793	—	2,832,514
International Dynamic Growth	249,520	3,261,930	713,805	(632,044)	203,466	462,632	—	195,963	4,009,789
International Growth	375,346	13,908,327	441,096	(2,281,355)	482,490	2,669,703	47,729	—	15,220,261
International Small Company	1,064,563	11,479,825	685,305	(1,195,918)	114,603	3,149,396	195,342	158,377	14,233,211
Mid Cap Stock	1,045,978	24,089,963	8,845,708	(4,116,522)	1,127,130	(1,411,987)	—	5,998,153	28,534,292
Mid Value	1,470,510	22,655,411	2,901,899	(3,973,409)	394,333	7,593,721	309,660	576,013	29,571,955
Science & Technology	1,519,237	6,603,717	2,120,151	(918,175)	48,766	15,190	13,158	1,334,441	7,869,649
Small Cap Growth	300,366	7,068,480	760,325	(1,975,907)	623,835	1,155,580	—	287,956	7,632,313
Small Cap Value	391,775	6,775,260	1,421,712	(1,942,435)	(9,628)	3,498,544	31,251	—	9,743,453
Strategic Equity Allocation	13,370,694	157,316,610	13,445,177	(5,581,935)	206,314	27,820,359	2,520,425	7,912,413	193,206,525
Strategic Income Opportunities	131,238	1,277,154	852,825	(680,327)	35,287	16,422	26,565	—	1,501,361
					$6,215,409	$79,181,924	$5,225,315	$25,904,001	$566,625,507
Multimanager 2045 Lifetime Portfolio
Absolute Return Currency	1,230,220	$3,946,285	$9,017,843	$(129,390)	$(1,447)	$(63,608)	—	—	$12,769,683
Alternative Risk Premia	—	3,668,203	—	(3,660,349)	(750,511)	742,657	$1,238	—	—
Blue Chip Growth	967,249	54,445,988	7,397,439	(6,793,135)	501,437	2,183,359	—	$2,523,775	57,735,088
Bond	461,152	2,950,281	6,280,536	(1,545,307)	(22,605)	(123,068)	132,083	52,205	7,539,837
Capital Appreciation	1,704,633	33,929,795	8,955,414	(4,262,086)	340,480	(3,166,308)	—	5,867,277	35,797,295
Capital Appreciation Value	2,493,575	24,017,687	6,211,211	(995,876)	(41,296)	656,369	283,535	3,993,471	29,848,095
Disciplined Value	1,706,946	33,145,480	1,867,441	(4,240,370)	201,990	12,825,692	616,462	—	43,800,233
Disciplined Value International	2,604,603	27,376,928	6,025,930	(3,328,093)	(29,774)	8,555,229	476,020	—	38,600,220
Emerging Markets Debt	521,342	4,171,502	1,504,143	(870,083)	(2,307)	50,441	143,891	—	4,853,696
Emerging Markets Equity	4,174,863	52,877,939	10,106,486	(9,243,317)	1,748,432	8,594,610	458,250	1,929,730	64,084,150
20	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Equity Income	2,931,758	$48,590,081	$5,355,461	$(6,727,170)	$(44,900)	$18,615,172	$883,904	$329,829	$65,788,644
Financial Industries	586,643	10,776,664	1,006,083	(2,267,691)	363,535	3,391,275	181,276	478,828	13,269,866
Fundamental Large Cap Core	459,832	28,496,320	441,219	(2,360,561)	436,082	6,789,218	175,471	—	33,802,278
Health Sciences	2,316,490	11,417,671	2,922,846	(1,305,385)	51,926	1,043,528	—	773,382	14,130,586
High Yield	1,407,547	4,162,606	1,819,855	(1,293,697)	(21,226)	188,498	177,608	—	4,856,036
International Dynamic Growth	417,251	5,585,517	1,046,705	(1,044,681)	130,069	987,610	—	326,758	6,705,220
International Growth	620,357	23,740,143	335,991	(4,237,248)	818,395	4,498,212	80,236	—	25,155,493
International Small Company	1,792,707	19,658,276	835,809	(2,059,274)	176,867	5,356,820	332,544	269,616	23,968,498
Mid Cap Stock	1,728,349	41,090,312	13,244,266	(6,449,510)	1,009,057	(1,744,758)	—	10,334,189	47,149,367
Mid Value	2,459,711	39,031,444	2,815,309	(5,896,278)	444,481	13,069,833	527,793	981,773	49,464,789
Science & Technology	2,526,110	11,284,617	3,497,380	(1,792,722)	77,380	18,595	22,424	2,274,223	13,085,250
Small Cap Growth	501,051	12,107,226	1,109,094	(3,512,726)	879,519	2,148,589	—	488,484	12,731,702
Small Cap Value	657,927	11,572,426	1,986,450	(3,115,483)	(44,101)	5,963,344	52,831	—	16,362,636
Strategic Equity Allocation	22,518,827	269,185,837	20,263,239	(11,359,155)	504,233	46,802,896	4,291,677	13,472,936	325,397,050
Strategic Income Opportunities	218,672	2,083,556	1,142,120	(811,168)	(2,317)	89,419	44,185	—	2,501,610
					$6,723,399	$137,473,624	$8,881,428	$44,096,476	$949,397,322
Multimanager 2040 Lifetime Portfolio
Absolute Return Currency	1,586,504	$4,351,771	$12,310,039	$(107,068)	$(1,212)	$(85,615)	—	—	$16,467,915
Alternative Risk Premia	—	4,314,212	—	(4,304,975)	(863,714)	854,477	$1,456	—	—
Blue Chip Growth	981,061	56,828,311	5,937,690	(6,915,116)	488,386	2,220,274	—	$2,665,312	58,559,545
Bond	1,156,797	10,189,751	11,547,910	(2,383,969)	(33,756)	(406,309)	366,640	149,520	18,913,627
Capital Appreciation	1,698,683	34,505,808	8,934,452	(4,984,260)	388,673	(3,172,338)	—	5,854,466	35,672,335
Capital Appreciation Value	1,815,491	17,463,653	4,558,601	(678,651)	(70,897)	458,720	210,130	2,959,585	21,731,426
Core Bond	596,413	4,849,845	4,830,463	(1,450,245)	(52,210)	(424,489)	75,000	290,386	7,753,364
Disciplined Value	1,698,070	33,464,567	2,086,235	(4,925,954)	134,104	12,813,516	606,053	—	43,572,468
|	21

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Disciplined Value International	2,599,111	$27,602,560	$6,198,734	$(3,794,353)	$(56,228)	$8,568,117	$470,639	—	$38,518,830
Diversified Real Assets	1,050,944	6,241,439	3,317,484	—	—	2,169,616	166,223	—	11,728,539
Emerging Markets Debt	1,174,443	8,075,123	4,012,236	(1,218,517)	(2,684)	67,903	305,688	—	10,934,061
Emerging Markets Equity	4,145,242	53,327,484	10,095,360	(10,218,766)	2,381,914	8,043,479	450,278	$1,896,160	63,629,471
Equity Income	3,034,092	50,528,463	6,210,203	(7,855,960)	(102,333)	19,304,651	906,485	335,701	68,085,024
Financial Industries	627,810	11,599,217	943,780	(2,400,179)	435,154	3,623,101	192,894	509,515	14,201,073
Fundamental Global Franchise	389,831	2,375,865	2,692,120	(249,510)	15,194	608,368	1,184	196,883	5,442,037
Fundamental Large Cap Core	491,357	31,207,913	601,854	(3,519,144)	631,962	7,197,053	190,037	—	36,119,638
Global Equity	363,296	4,071,007	750,924	(315,929)	12,945	846,936	39,423	63,622	5,365,883
Global Shareholder Yield	—	2,390,321	146,429	(2,804,790)	592,673	(324,633)	34,452	—	—
Health Sciences	2,430,878	12,582,293	2,611,907	(1,546,131)	67,450	1,112,836	—	834,308	14,828,355
High Yield	3,329,712	8,374,724	4,424,399	(1,672,133)	(37,524)	398,040	394,357	—	11,487,506
International Dynamic Growth	305,708	4,145,871	857,680	(921,709)	115,579	715,307	—	241,652	4,912,728
International Growth	653,910	25,585,167	316,970	(5,037,485)	1,041,247	4,610,149	85,981	—	26,516,048
International Small Company	1,878,104	20,988,250	697,364	(2,419,937)	232,979	5,611,594	345,298	279,957	25,110,250
Mid Cap Stock	1,679,775	41,252,789	13,078,526	(8,031,957)	1,737,083	(2,212,184)	—	9,996,960	45,824,257
Mid Value	2,413,293	38,379,804	3,586,767	(6,817,712)	562,795	12,819,676	513,077	954,399	48,531,330
Science & Technology	2,143,180	12,354,731	3,003,558	(4,375,650)	229,519	(110,487)	23,695	2,403,139	11,101,671
Small Cap Growth	486,512	12,126,193	1,170,827	(3,943,788)	993,522	2,015,524	—	478,464	12,362,278
Small Cap Value	661,149	11,473,470	2,368,658	(3,351,440)	(23,168)	5,975,253	52,113	—	16,442,773
Strategic Equity Allocation	23,059,407	285,631,391	18,358,268	(19,920,857)	2,828,184	46,311,441	4,405,762	13,831,085	333,208,427
Strategic Income Opportunities	552,467	4,591,556	2,591,896	(1,065,772)	(2,185)	204,729	108,191	—	6,320,224
					$11,643,452	$139,814,705	$9,945,056	$43,941,114	$1,013,341,083
22	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager 2035 Lifetime Portfolio
Absolute Return Currency	1,979,006	$5,286,252	$15,843,160	$(480,705)	$(6,106)	$(100,521)	—	—	$20,542,080
Alternative Risk Premia	—	6,437,312	—	(6,423,528)	(1,279,263)	1,265,479	$2,172	—	—
Blue Chip Growth	1,056,841	65,229,417	5,408,939	(10,455,495)	1,222,594	1,677,395	—	$2,969,388	63,082,850
Bond	2,871,198	27,751,441	23,436,028	(3,173,878)	(30,790)	(1,038,715)	928,074	368,586	46,944,086
Capital Appreciation	1,807,631	39,830,724	8,978,859	(7,645,196)	756,983	(3,961,109)	—	6,502,537	37,960,261
Capital Appreciation Value	2,368,474	21,272,992	7,781,880	(1,342,403)	(43,068)	681,232	253,618	3,572,106	28,350,633
Core Bond	2,283,694	22,896,965	11,996,795	(3,314,227)	(125,478)	(1,766,035)	330,135	1,142,887	29,688,020
Disciplined Value	1,777,621	36,545,148	1,757,541	(6,458,536)	210,357	13,559,257	646,296	—	45,613,767
Disciplined Value International	2,707,008	30,072,714	5,550,353	(4,516,560)	(51,726)	9,063,072	500,675	—	40,117,853
Diversified Real Assets	2,446,389	18,460,607	3,146,808	(145,580)	(6,224)	5,846,090	491,645	—	27,301,701
Emerging Markets Debt	2,473,902	17,613,549	7,114,709	(1,852,850)	(19,949)	176,564	652,172	—	23,032,023
Emerging Markets Equity	4,091,661	55,220,964	10,196,166	(13,331,461)	3,239,454	7,481,870	456,964	1,924,314	62,806,993
Equity Income	3,394,335	59,772,579	5,566,360	(11,124,723)	(109,831)	22,064,488	1,050,229	387,233	76,168,873
Financial Industries	584,154	11,336,491	1,192,624	(3,128,320)	489,533	3,323,245	182,779	482,797	13,213,573
Fundamental Global Franchise	458,111	4,621,491	1,380,782	(438,917)	33,341	798,531	2,270	377,588	6,395,228
Fundamental Large Cap Core	546,017	36,493,026	284,375	(5,385,112)	887,973	7,857,427	214,731	—	40,137,689
Global Equity	518,933	6,648,485	314,228	(582,227)	85,015	1,199,141	62,625	101,065	7,664,642
Global Shareholder Yield	—	3,864,649	194,952	(4,485,334)	953,643	(527,910)	55,102	—	—
Health Sciences	2,581,696	13,975,758	3,220,013	(2,769,093)	121,161	1,200,508	—	913,218	15,748,347
High Yield	8,089,917	16,725,416	11,404,134	(959,797)	(40,648)	781,108	857,719	—	27,910,213
International Dynamic Growth	224,554	3,233,143	682,276	(929,863)	141,964	481,058	—	183,367	3,608,578
International Growth	713,574	29,232,948	280,673	(6,874,597)	1,530,211	4,766,176	96,145	—	28,935,411
International Small Company	2,064,460	24,278,128	939,258	(4,154,800)	391,445	6,147,798	388,215	314,753	27,601,829
|	23

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Mid Cap Stock	1,649,007	$43,230,256	$12,811,857	$(10,657,361)	$2,314,791	$(2,714,643)	—	$10,230,400	$44,984,900
Mid Value	2,441,595	40,650,069	3,953,198	(9,107,039)	626,752	12,977,496	$526,432	979,242	49,100,476
Science & Technology	1,814,168	12,079,452	2,679,148	(5,455,239)	529,820	(435,792)	22,648	2,296,924	9,397,389
Short Duration Credit Opportunities	—	6,874,924	862,022	(7,913,190)	464,823	(288,579)	83,013	—	—
Small Cap Growth	492,186	13,052,638	1,371,129	(5,062,776)	1,206,510	1,938,934	—	500,073	12,506,435
Small Cap Value	674,075	12,409,250	2,577,184	(4,382,098)	243,648	5,916,257	54,372	—	16,764,241
Strategic Equity Allocation	24,506,716	322,122,682	20,091,435	(41,566,429)	5,977,079	47,497,283	4,812,604	15,108,289	354,122,050
Strategic Income Opportunities	1,819,034	16,241,373	6,021,623	(2,160,654)	(10,558)	717,969	364,339	—	20,809,753
U.S. High Yield Bond	—	3,644,369	496,807	(4,266,730)	249,180	(123,626)	118,506	—	—
					$19,952,636	$146,461,448	$13,153,480	$48,354,767	$1,180,509,894
Multimanager 2030 Lifetime Portfolio
Absolute Return Currency	2,371,167	$6,147,440	$19,012,101	$(432,970)	$(4,251)	$(109,610)	—	—	$24,612,710
Alternative Risk Premia	—	8,389,508	—	(8,371,543)	(1,680,931)	1,662,966	$2,831	—	—
Blue Chip Growth	943,640	59,484,957	4,943,828	(10,715,352)	1,409,340	1,203,098	—	$2,690,253	56,325,871
Bond	4,841,704	50,822,932	33,760,007	(3,563,047)	(34,271)	(1,823,758)	1,622,078	646,066	79,161,863
Capital Appreciation	1,506,362	34,393,971	8,775,994	(8,826,961)	708,077	(3,417,475)	—	5,667,582	31,633,606
Capital Appreciation Value	3,603,520	34,321,279	10,357,752	(2,467,155)	27,437	894,817	400,594	5,642,198	43,134,130
Core Bond	4,873,869	51,650,930	22,451,180	(6,640,295)	(305,610)	(3,795,902)	730,442	2,479,981	63,360,303
Disciplined Value	1,571,907	32,875,270	2,039,049	(6,730,451)	212,397	11,938,871	568,830	—	40,335,136
Disciplined Value International	2,560,994	30,195,234	4,255,276	(5,247,173)	(76,709)	8,827,296	487,768	—	37,953,924
Diversified Real Assets	4,149,854	34,135,250	3,149,471	(1,336,643)	(80,480)	10,444,778	894,642	—	46,312,376
Emerging Markets Debt	4,357,040	32,738,156	9,535,844	(2,007,085)	(87,454)	384,581	1,164,619	—	40,564,042
Emerging Markets Equity	3,639,450	50,361,671	9,677,823	(13,803,637)	3,304,864	6,324,836	407,651	1,716,653	55,865,557
24	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Equity Income	3,050,344	$55,712,820	$4,907,703	$(12,010,993)	$(92,311)	$19,932,491	$957,422	$350,457	$68,449,710
Financial Industries	615,432	12,463,829	1,248,310	(3,871,045)	622,389	3,457,589	196,208	518,270	13,921,072
Fundamental Global Franchise	1,153,987	11,889,209	3,532,966	(1,431,391)	120,199	1,998,669	5,728	952,590	16,109,652
Fundamental Large Cap Core	513,258	35,228,615	204,276	(5,996,499)	1,020,574	7,272,597	204,276	—	37,729,563
Global Equity	1,187,343	14,354,274	2,010,429	(1,675,035)	88,778	2,758,605	132,659	214,088	17,537,051
Global Shareholder Yield	—	7,888,418	261,410	(8,985,080)	1,847,362	(1,012,110)	108,506	—	—
Health Sciences	2,978,525	16,129,556	3,581,485	(3,049,321)	188,906	1,318,374	—	1,043,990	18,169,000
High Yield	13,026,520	27,486,267	17,668,733	(1,392,690)	(47,991)	1,227,174	1,375,010	—	44,941,493
International Dynamic Growth	293,309	4,346,125	830,908	(1,283,995)	221,924	598,521	—	243,510	4,713,483
International Growth	660,501	28,081,231	260,854	(7,466,258)	2,085,329	3,822,172	90,130	—	26,783,328
International Small Company	2,104,935	25,680,796	1,045,884	(5,345,059)	482,932	6,278,426	401,560	325,572	28,142,979
Mid Cap Stock	1,534,198	40,941,865	13,153,674	(11,796,563)	2,453,019	(2,899,069)	—	9,644,612	41,852,926
Mid Value	2,259,493	39,024,493	3,739,885	(9,972,164)	823,646	11,822,542	491,809	914,837	45,438,402
Science & Technology	1,902,594	13,073,037	3,093,426	(6,435,757)	562,828	(438,099)	24,345	2,469,104	9,855,435
Short Duration Credit Opportunities	—	12,476,553	1,020,681	(13,812,819)	733,434	(417,849)	148,294	—	—
Small Cap Growth	480,113	12,409,039	1,294,227	(4,476,350)	1,061,619	1,911,139	—	468,663	12,199,674
Small Cap Value	599,869	11,845,379	1,838,838	(4,527,009)	353,515	5,408,014	51,147	—	14,918,737
Strategic Equity Allocation	24,578,958	335,212,784	20,861,880	(55,072,933)	8,792,882	45,371,335	4,884,935	15,335,361	355,165,948
Strategic Income Opportunities	4,591,555	43,047,888	12,372,986	(4,722,541)	(4,964)	1,834,019	929,460	—	52,527,388
U.S. High Yield Bond	—	6,842,266	573,598	(7,645,034)	544,392	(315,222)	216,864	—	—
					$25,250,871	$142,463,816	$16,497,808	$51,323,787	$1,327,715,359
Multimanager 2025 Lifetime Portfolio
Absolute Return Currency	2,269,452	$5,837,400	$18,181,898	$(360,536)	$3,072	$(104,917)	—	—	$23,556,917
|	25

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Alternative Risk Premia	—	$8,574,261	—	$(8,555,901)	$(1,721,768)	$1,703,408	$2,893	—	—
Blue Chip Growth	573,316	39,491,993	$3,968,642	(10,885,043)	2,111,273	(465,649)	—	$1,710,425	$34,221,216
Bond	5,259,081	72,138,248	22,621,466	(6,319,965)	(95,589)	(2,358,182)	2,087,252	863,719	85,985,978
Capital Appreciation	846,281	22,048,725	5,833,805	(8,431,058)	1,461,362	(3,140,939)	—	3,472,026	17,771,895
Capital Appreciation Value	4,347,532	45,742,841	10,157,730	(4,875,266)	363,226	651,429	511,861	7,209,346	52,039,960
Core Bond	5,069,209	56,643,340	18,722,459	(5,141,790)	(152,400)	(4,171,893)	784,709	2,608,368	65,899,716
Disciplined Value	979,796	20,958,789	2,104,830	(5,402,207)	221,491	7,258,669	346,028	—	25,141,572
Disciplined Value International	2,061,281	25,561,014	2,779,000	(4,927,190)	(58,934)	7,194,293	396,352	—	30,548,183
Diversified Real Assets	5,047,518	44,847,389	1,489,832	(3,093,848)	(236,913)	13,323,845	1,140,964	—	56,330,305
Emerging Markets Debt	4,719,968	38,590,144	7,386,928	(2,390,464)	(124,001)	480,293	1,306,611	—	43,942,900
Emerging Markets Equity	2,287,233	33,551,102	6,029,437	(10,761,390)	2,589,315	3,700,560	261,888	1,102,835	35,109,024
Equity Income	1,953,652	37,149,446	3,358,621	(9,449,356)	33,401	12,747,845	623,187	224,157	43,839,957
Financial Industries	460,896	9,912,644	696,374	(3,299,182)	583,531	2,532,110	150,019	396,265	10,425,477
Floating Rate Income	2,626,341	12,226,620	9,841,758	(975,634)	(40,897)	694,253	414,551	—	21,746,100
Fundamental Global Franchise	1,520,327	18,452,277	2,468,882	(2,621,996)	218,744	2,705,857	8,608	1,431,668	21,223,764
Fundamental Large Cap Core	348,708	25,448,320	231,065	(5,785,828)	1,049,754	4,690,183	141,478	—	25,633,494
Global Equity	1,520,304	18,706,640	2,955,563	(2,851,484)	188,109	3,456,058	168,486	271,907	22,454,886
Global Shareholder Yield	—	8,335,751	183,108	(9,331,494)	1,913,475	(1,100,840)	102,910	—	—
Health Sciences	2,608,036	15,072,652	3,187,636	(3,769,067)	297,306	1,120,495	—	933,055	15,909,022
High Yield	12,823,011	31,026,345	13,661,633	(1,724,240)	(69,266)	1,344,917	1,449,508	—	44,239,389
International Dynamic Growth	261,871	4,117,527	763,913	(1,430,779)	270,379	487,227	—	221,730	4,208,267
International Growth	516,787	23,302,434	442,469	(7,554,135)	1,804,620	2,960,319	72,119	—	20,955,707
International Small Company	1,647,382	21,297,596	616,183	(5,307,412)	486,449	4,932,676	320,669	259,988	22,025,492
26	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Mid Cap Stock	1,109,633	$31,549,530	$9,663,698	$(10,869,491)	$2,787,421	$(2,860,383)	—	$7,052,620	$30,270,775
Mid Value	1,649,368	29,629,176	2,799,527	(8,642,452)	875,573	8,506,958	$363,453	676,077	33,168,782
Science & Technology	1,494,711	10,412,285	2,802,518	(5,603,005)	852,822	(722,014)	18,682	1,894,753	7,742,606
Short Duration Bond	3,719,088	17,899,237	20,953,785	(1,420,324)	(723)	(17,952)	550,150	—	37,414,023
Short Duration Credit Opportunities	—	17,894,506	1,409,323	(19,748,636)	879,076	(434,269)	204,781	—	—
Small Cap Growth	347,445	9,779,120	1,033,818	(4,246,265)	962,260	1,299,637	—	354,394	8,828,570
Small Cap Value	455,904	9,293,532	1,506,906	(3,849,374)	93,077	4,294,201	38,765	—	11,338,342
Strategic Equity Allocation	18,889,648	276,251,470	16,332,944	(62,584,921)	11,644,037	31,311,888	3,886,849	12,202,051	272,955,418
Strategic Income Opportunities	6,696,336	66,292,358	12,782,331	(5,188,357)	38,338	2,681,409	1,372,322	—	76,606,079
U.S. High Yield Bond	—	7,959,630	612,430	(8,828,655)	637,810	(381,215)	248,659	—	—
					$29,865,430	$104,320,277	$16,973,754	$42,885,384	$1,201,533,816
Multimanager 2020 Lifetime Portfolio
Absolute Return Currency	1,364,110	$3,641,478	$10,894,704	$(309,884)	$1,079	$(67,919)	—	—	$14,159,458
Alternative Risk Premia	—	6,133,903	—	(6,120,768)	(1,232,179)	1,219,044	$2,070	—	—
Blue Chip Growth	130,065	9,896,638	1,443,626	(3,980,927)	2,120,961	(1,716,707)	—	$416,379	7,763,591
Bond	4,637,290	68,350,386	15,965,129	(6,282,278)	(138,413)	(2,075,137)	1,916,640	804,117	75,819,687
Capital Appreciation	143,127	4,186,165	1,336,098	(2,239,266)	428,533	(705,854)	—	633,575	3,005,676
Capital Appreciation Value	2,946,523	37,264,961	6,116,710	(8,778,636)	907,644	(240,794)	389,771	5,489,755	35,269,885
Core Bond	5,067,177	60,860,056	14,506,223	(4,959,631)	(209,344)	(4,324,002)	838,597	2,755,926	65,873,302
Disciplined Value	125,651	2,696,172	535,285	(949,195)	109,249	832,697	41,698	—	3,224,208
Disciplined Value International	818,654	11,106,059	1,093,357	(3,075,807)	61,592	2,947,255	167,332	—	12,132,456
Diversified Real Assets	3,833,847	35,322,525	887,147	(3,495,249)	(261,738)	10,333,052	887,147	—	42,785,737
Emerging Markets Debt	3,546,612	30,453,306	3,854,346	(1,607,619)	(55,550)	374,479	1,005,197	—	33,018,962
|	27

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Emerging Markets Equity	824,708	$13,046,978	$2,525,528	$(5,401,153)	$1,271,964	$1,215,946	$100,156	$421,768	$12,659,263
Equity Income	499,161	10,840,052	688,254	(3,868,947)	823,328	2,718,484	173,685	61,548	11,201,171
Financial Industries	241,862	5,665,721	468,633	(2,380,215)	429,891	1,286,891	83,624	220,888	5,470,921
Floating Rate Income	2,303,813	13,145,561	6,286,570	(1,029,229)	(37,885)	710,552	411,527	—	19,075,569
Fundamental Global Franchise	951,013	13,782,620	1,215,593	(3,707,490)	364,084	1,621,335	6,064	1,008,542	13,276,142
Fundamental Large Cap Core	147,494	11,884,465	459,301	(4,081,243)	998,220	1,581,515	63,886	—	10,842,258
Global Equity	930,221	13,946,039	902,232	(3,568,293)	656,647	1,802,740	120,330	194,192	13,739,365
Global Shareholder Yield	527,018	6,890,229	304,778	(1,901,533)	295,106	983,340	145,973	—	6,571,920
Health Sciences	1,587,435	10,055,033	2,138,133	(3,449,148)	402,692	536,642	—	598,750	9,683,352
High Yield	9,018,995	23,558,452	8,941,645	(2,345,105)	(37,723)	998,264	1,071,945	—	31,115,533
International Dynamic Growth	271,299	4,527,574	1,032,919	(2,035,542)	277,995	556,836	—	245,140	4,359,782
International Growth	136,635	7,167,985	249,962	(3,302,910)	1,299,488	126,032	21,915	—	5,540,557
International Small Company	738,805	10,386,756	418,644	(3,503,578)	443,201	2,132,795	153,629	124,558	9,877,818
Mid Cap Stock	456,003	14,274,026	4,867,548	(6,776,046)	1,576,151	(1,501,919)	—	3,176,835	12,439,760
Mid Value	706,160	13,578,020	1,908,214	(5,441,935)	754,609	3,401,974	161,711	300,806	14,200,882
Science & Technology	763,920	5,759,550	1,676,182	(3,566,544)	593,365	(505,445)	10,394	1,054,199	3,957,108
Short Duration Bond	3,518,316	22,654,049	14,721,037	(1,967,887)	(2,010)	(10,930)	620,800	—	35,394,259
Short Duration Credit Opportunities	—	12,974,573	521,570	(13,815,737)	606,711	(287,117)	145,376	—	—
Small Cap Growth	207,084	5,927,332	931,306	(2,968,300)	668,489	703,175	—	210,468	5,262,002
Small Cap Value	243,689	5,653,001	852,132	(3,036,629)	84,197	2,507,850	22,978	—	6,060,551
Strategic Equity Allocation	8,657,126	135,019,378	8,293,756	(39,053,370)	8,091,896	12,743,813	1,893,854	5,945,408	125,095,473
Strategic Income Opportunities	4,308,181	46,171,632	5,950,279	(4,693,114)	41,988	1,814,802	914,291	—	49,285,587
28	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
U.S. High Yield Bond	—	$6,327,250	$295,806	$(6,825,607)	$671,425	$(468,874)	$192,322	—	—
					$22,005,663	$41,244,815	$11,562,912	$23,662,854	$698,162,235
Multimanager 2015 Lifetime Portfolio
Absolute Return Currency	470,635	$1,446,974	$3,573,896	$(118,229)	$3,058	$(20,506)	—	—	$4,885,193
Alternative Risk Premia	—	2,589,044	—	(2,583,500)	(512,161)	506,617	$874	—	—
Blue Chip Growth	45,689	2,926,505	705,948	(1,041,854)	311,969	(175,400)	—	$123,822	2,727,168
Bond	1,963,542	30,266,801	5,726,655	(2,969,011)	(43,745)	(876,784)	808,907	333,499	32,103,916
Capital Appreciation	59,787	1,359,431	610,292	(634,154)	67,191	(147,241)	—	204,760	1,255,519
Capital Appreciation Value	1,016,814	15,554,608	2,595,412	(6,068,517)	578,076	(488,320)	162,690	2,291,421	12,171,259
Core Bond	2,150,651	26,655,319	5,650,320	(2,457,994)	(77,360)	(1,811,817)	357,309	1,143,380	27,958,468
Disciplined Value	47,977	581,334	679,930	(300,225)	25,873	244,172	9,131	—	1,231,084
Disciplined Value International	293,775	3,539,353	1,046,633	(1,229,562)	(3,293)	1,000,610	53,467	—	4,353,741
Diversified Real Assets	1,404,369	13,400,900	423,676	(1,854,493)	(166,144)	3,868,815	326,307	—	15,672,754
Emerging Markets Debt	1,359,705	12,177,816	1,224,810	(869,245)	(20,586)	146,061	387,589	—	12,658,856
Emerging Markets Equity	253,406	2,698,299	1,827,904	(1,110,787)	262,211	212,160	20,608	86,783	3,889,787
Equity Income	187,818	3,593,139	813,472	(1,414,681)	198,533	1,024,175	59,023	20,567	4,214,638
Floating Rate Income	1,084,050	6,728,673	2,613,839	(696,575)	(13,544)	343,537	199,266	—	8,975,930
Fundamental Global Franchise	332,192	5,173,109	619,223	(1,873,123)	177,415	540,772	2,276	378,599	4,637,396
Fundamental Large Cap Core	46,641	3,646,634	228,009	(1,246,763)	245,139	555,545	19,805	—	3,428,564
Global Equity	338,958	5,129,976	243,536	(1,262,140)	271,016	624,025	44,193	71,319	5,006,413
Global Shareholder Yield	237,881	3,041,142	157,402	(800,478)	142,448	425,857	64,943	—	2,966,371
High Yield	3,407,514	9,313,038	3,110,827	(1,029,869)	(26,018)	387,945	404,550	—	11,755,923
International Dynamic Growth	76,615	1,258,341	318,459	(578,020)	85,148	147,273	—	67,128	1,231,201
International Growth	56,035	2,480,439	112,288	(829,781)	300,334	208,950	7,574	—	2,272,230
|	29

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Small Company	231,248	$3,187,485	$212,607	$(1,100,410)	$130,855	$661,243	$47,145	$38,224	$3,091,780
Mid Cap Stock	121,454	3,856,609	1,507,711	(2,091,077)	622,137	(582,121)	—	832,901	3,313,259
Mid Value	197,818	3,682,520	678,409	(1,505,409)	299,016	823,577	43,718	81,322	3,978,113
Short Duration Bond	1,717,240	12,665,564	5,775,684	(1,159,981)	1,248	(7,082)	321,034	—	17,275,433
Short Duration Credit Opportunities	—	5,287,564	169,004	(5,583,720)	237,504	(110,352)	57,964	—	—
Small Cap Growth	61,819	1,769,536	354,886	(961,406)	199,470	208,347	—	62,297	1,570,833
Small Cap Value	74,677	1,709,265	272,454	(894,388)	34,096	735,789	6,873	—	1,857,216
Strategic Equity Allocation	2,669,279	41,380,562	3,138,027	(12,288,781)	2,400,457	3,940,811	578,305	1,815,483	38,571,076
Strategic Income Opportunities	1,671,223	18,418,818	1,993,866	(2,016,735)	51,564	671,280	354,057	—	19,118,793
U.S. High Yield Bond	—	2,516,354	105,583	(2,699,611)	414,865	(337,191)	76,161	—	—
					$6,196,772	$12,720,747	$4,413,769	$7,551,505	$252,172,914
Multimanager 2010 Lifetime Portfolio
Absolute Return Currency	397,832	$1,749,306	$2,629,891	$(218,020)	$(1,663)	$(30,023)	—	—	$4,129,491
Alternative Risk Premia	—	1,869,726	—	(1,865,723)	(376,009)	372,006	$631	—	—
Blue Chip Growth	18,546	1,299,712	326,831	(581,897)	61,517	877	—	$52,927	1,107,040
Bond	1,342,508	20,992,250	4,710,305	(3,129,434)	(49,844)	(573,267)	557,995	229,776	21,950,010
Capital Appreciation Value	646,609	9,891,639	2,178,708	(4,409,642)	362,320	(283,114)	104,229	1,468,022	7,739,911
Core Bond	1,545,460	19,414,279	4,893,689	(2,857,604)	(102,879)	(1,256,508)	258,728	827,171	20,090,977
Disciplined Value International	179,297	2,201,662	804,100	(972,233)	8,411	615,248	32,808	—	2,657,188
Diversified Real Assets	919,797	8,582,501	391,997	(1,131,353)	(85,721)	2,507,507	213,189	—	10,264,931
Emerging Markets Debt	916,734	8,281,821	928,107	(767,334)	(18,814)	111,013	266,088	—	8,534,793
Emerging Markets Equity	95,557	624,737	1,167,665	(419,591)	50,925	43,060	4,755	20,023	1,466,796
30	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Equity Income	71,513	$1,278,593	$589,010	$(714,434)	$69,896	$381,681	$21,416	$7,035	$1,604,746
Floating Rate Income	905,211	5,796,909	2,073,900	(664,780)	(10,813)	299,932	172,185	—	7,495,148
Fundamental Global Franchise	192,138	2,799,199	481,675	(1,011,613)	78,414	334,573	1,227	203,985	2,682,248
Fundamental Large Cap Core	23,570	1,611,717	512,275	(763,255)	112,553	259,353	8,372	—	1,732,643
Global Equity	206,152	3,521,753	409,501	(1,475,443)	297,865	291,185	30,273	48,855	3,044,861
Global Shareholder Yield	186,422	2,427,809	314,529	(874,566)	127,347	329,562	52,227	—	2,324,681
High Yield	2,279,386	6,287,532	2,097,335	(772,119)	(13,138)	264,273	277,053	—	7,863,883
International Dynamic Growth	22,978	382,723	114,518	(200,918)	32,504	40,424	—	20,518	369,251
International Growth	43,021	1,905,248	229,131	(790,809)	136,964	263,952	5,799	—	1,744,486
International Small Company	126,925	1,778,150	234,139	(764,555)	83,716	365,540	26,330	21,347	1,696,990
Mid Cap Stock	49,089	1,608,210	666,457	(954,950)	225,061	(205,641)	—	352,675	1,339,137
Mid Value	80,965	1,524,537	465,461	(833,551)	111,125	360,636	18,213	33,879	1,628,208
Short Duration Bond	1,445,505	11,302,799	4,412,075	(1,170,019)	(558)	(2,515)	283,422	—	14,541,782
Short Duration Credit Opportunities	—	3,806,933	159,162	(4,061,383)	170,263	(74,975)	42,279	—	—
Small Cap Growth	31,531	880,534	245,204	(533,130)	91,566	117,029	—	31,201	801,203
Small Cap Value	35,252	870,064	233,688	(616,715)	68,887	320,796	3,455	—	876,720
Strategic Equity Allocation	1,456,110	22,550,086	3,493,429	(8,552,245)	1,465,780	2,083,737	315,808	991,421	21,040,787
Strategic Income Opportunities	1,157,197	12,716,422	1,869,446	(1,861,261)	33,535	480,188	245,723	—	13,238,330
U.S. High Yield Bond	—	1,714,863	91,130	(1,861,114)	278,742	(223,621)	52,015	—	—
					$3,207,952	$7,192,908	$2,994,220	$4,308,835	$161,966,241
For additional information on the portfolios' significant accounting policies and risks, please refer to the portfolios' most recent semiannual or annual shareholder report and prospectus.
|	31